Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Other Information related to Stamford Lease, Lease Amendment and New Lease

The components of lease costs, which are included within general and administrative expenses in the Company’s condensed statements of operations and comprehensive loss were as follows (in thousands):

	For the Three Months Ended March 31,
	2025	2024
Lease costs:
Operating lease cost	$24	$22
Variable lease cost	22	21
Total lease costs	$46	43

The components of lease costs, which are included within general and administrative expenses in the Company’s statements of operations were as follows (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Lease costs:
Operating lease cost	$96	$90
Variable lease cost	80	83
Total lease costs	$176	173

Schedule of Future Minimum Lease Payments under Non-cancellable Operating Leases, Reconciliation of Undiscounted Cash Flows to the Operating Lease Liabilities

As of March 31, 2025, the maturities of the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2025 (remaining nine months)	$95
2026	129
2027	88
Total lease payments	312
Less: imputed interest	(32)
Present value of lease liabilities	280
Less: operating lease liabilities, current portion	$106
Operating lease liabilities, net of current portion	$174

As of December 31, 2024, the maturities of the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2025	$126
2026	129
2027	88
Total lease payments	343
Less: imputed interest	(39)
Present value of lease liabilities	304
Less: operating lease liabilities, current portion	$103
Operating lease liabilities, net of current portion	$201

Cara Therapeutics, Inc.
Schedule of activity related to the Company's restructuring action

Total restructuring expense recorded during the year ended December 31, 2024	$5,689
Payments made during the year ended December 31, 2024	(5,515)
Reversal of restructuring provision during the year ended December 31, 2024	(124)
Remaining amount to be paid as of December 31, 2024	$50

Schedule of Other Information related to Stamford Lease, Lease Amendment and New Lease

	Three Months Ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows relating to operating leases	$—	$—
ROU assets obtained in exchange for new operating lease liabilities	$—	$—
Remaining lease term - operating leases (years)	—	10.6
Discount rate - operating leases	—%	12.8%

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows relating to operating leases	$4,363	$1,992
ROU assets obtained in exchange for new operating lease liabilities	$—	$6,779
Remaining lease term - operating leases (years)	—	10.8
Discount rate - operating leases	—%	12.8%